Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Assets and Liabilities
Accrued amounts due to equity award holders (Note 3.3)		$ 11,757
Professional advisors	$ 318	910
Other	304	376
Total	$ 622	$ 13,043